Expense Example - FidelityLargeCapValueIndexFund-PRO - FidelityLargeCapValueIndexFund-PRO - Fidelity Large Cap Value Index Fund - Fidelity Large Cap Value Index Fund	Jun. 29, 2024 USD ($)
Expense Example:
1 year	$ 4
3 years	11
5 years	20
10 years	$ 45